Notes Payable (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 23, 2015	Aug. 31, 2014	Jul. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 17, 2015	Sep. 30, 2014	Apr. 07, 2014	Dec. 31, 2012	Feb. 04, 2011
Debt Instrument [Line Items]
Outstanding debt				$ 326,793,000	$ 299,956,000
Deferred debt issuance costs				(5,877,000)	(5,735,000)
Debt discount				(70,000)
Total Senior Notes, net				320,846,000	294,221,000
Stated interest rate (percent)	6.00%
Interest Paid	$ 1,500,000
Repayments of Notes Payable				53,163,000	5,446,000	$ 0
Minimum cash and cash equivalents				46,898,000	180,334,000	144,727,000				$ 79,815,000
Repurchase Right [Abstract]
Interest payments				24,000,000	7,600,000	$ 7,900,000
Maturities of notes payable:
2016				46,793,000
2017				0
2018				0
2019				200,000,000
2020				80,000,000
Thereafter				0
Total				326,793,000
Line of Credit [Member]
Debt Instrument [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Swing Line									$ 30,000,000
Line of Credit Facility, Amount Outstanding				0
Maturities of notes payable:
Line of Credit Facility, Maximum Borrowing Capacity				105,000,000
Line Of Credit Facility, Conditional Maximum Borrowing Capacity				175,000,000					175,000,000
7.50% Notes [Member]
Debt Instrument [Line Items]
Face amount of debt instrument											$ 100,000,000
Stated interest rate (percent)			7.50%								7.50%
Repurchase Right [Abstract]
Extinguishment of Debt, Amount			$ 44,500,000
7.50% Senior Exchange Convertible Notes Member [Member]
Debt Instrument [Line Items]
Face amount of debt instrument					44,500,000
Stated interest rate (percent)			7.50%
7.50% Senior Exchange Convertible Notes [Member] | Senior Exchange Convertible Debt [Member]
Debt Instrument [Line Items]
Outstanding debt				$ 0	44,475,000
Stated interest rate (percent)			7.50%
Debt Instrument, Repurchased Face Amount	15,400,000
Repurchase amount of debt instrument	20,500,000
7.50% Notes [Member]
Debt Instrument [Line Items]
Stated interest rate (percent)				7.50%
7.50% Notes [Member] | Senior Convertible Debt [Member]
Debt Instrument [Line Items]
Outstanding debt				$ 46,793,000	55,481,000
Stated interest rate (percent)											7.50%
Repurchase amount of debt instrument	8,700,000
Eight Point Five Percent Senior Notes Due Twenty Nineteen [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Outstanding debt				200,000,000	200,000,000
Face amount of debt instrument								$ 200,000,000
Stated interest rate (percent)								8.50%
6.00% Senior Convertible Notes Due 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Outstanding debt				80,000,000	0
Face amount of debt instrument	$ 80,000,000
Stated interest rate (percent)	6.00%
Proceeds from Notes Payable	$ 64,500,000
Repurchase amount of debt instrument	$ 30,700,000
Senior Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Outstanding debt				0	$ 0
Senior Credit Facility [Member] | Senior Exchange Convertible Debt [Member]
Maturities of notes payable:
2016				$ 46,800,000
JPMorgan Chase Bank, N.A. [Member] | Line of Credit [Member]
Maturities of notes payable:
Line of Credit Facility, Maximum Borrowing Capacity									$ 65,000,000
Citibank and Deutsche Bank [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Increase in maximum borrowing capacity		$ 40,000,000
TPG Aviator, L.P. [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage							43.80%